INTANGIBLE ASSETS - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 11,767	$ 14,386
Intangible assets with indefinite useful life	876	667
Simhapuri Expressway Ltd and Rayalseema Expressway Ltd
Disclosure of detailed information about intangible assets [line items]
Intangible assets	641
BIF India Holdings Pte Ltd
Disclosure of detailed information about intangible assets [line items]
Intangible assets	73
North American residential energy infrastructure operation
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,748	1,806
Australian export terminal
Disclosure of detailed information about intangible assets [line items]
Intangible assets	0	1,758
Peruvian toll roads
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 1,073	$ 1,159